Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE

The following table shows the total compensation for our NEOs for the past five years, as set forth in the Summary Compensation Table, and the “compensation actually paid” (computed in the manner required by SEC rules as described below) to our NEOs. The table separately presents the amounts for each Chief Executive Officer serving during the last five years, including each of our current Co‑CEOs, and the combined average amounts for our other NEOs. The table also provides our TSR, the TSR of the selected peer group, our net income and our Adjusted Free Cash Flow, all presented for the past five years.

									VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
	SUMMARY COMPENSATION TABLE TOTAL FOR CEOS(1)			COMPENSATION ACTUALLY PAID TO CEOS(1)(2)			AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON‑CEO NEOS ($)(3)	AVERAGE COMPENSATION ACTUALLY PAID TO NON‑CEO NEOS ($)(2)(3)	TOTAL SHAREHOLDER RETURN ($)(4)	PEER GROUP TOTAL SHAREHOLDER RETURN ($)(4)	NET INCOME ($)(5)	ADJ. FREE CASH FLOW(5)(6)
YEAR	HICKEY	WALTER	SMITH	HICKEY	WALTER	SMITH
2025	11,432,842	11,432,842	–	13,763,416	13,763,416	–	5,062,429	5,588,710	1,015	243	1,098,936	1,643,561
2024	–	–	–	6,769,965	6,769,965	–	3,682,360	5,331,608	1,041	248	1,250,509	1,358,494
2023	–	4,297	–	27,407,632	27,411,929	–	3,362,313	6,940,218	940	251	879,703	711,384
2022	25,512,520	25,512,520	21,833,431	33,915,382	33,915,382	51,416,285	6,674,297	17,124,841	630	229	749,840	655,164
2021	–	–	8,677,260	–	–	42,802,771	3,236,810	15,878,126	399	167	138,175	206,671

Company Selected Measure Name	Adjusted Free Cash Flow
Named Executive Officers, Footnote	Our current Co‑CEOs, Messrs. Hickey and Walter, began serving as our Co‑CEOs on September 1, 2022 upon the closing of the PR Merger. The former CEO referenced is Sean R. Smith, who served as our CEO from April 1, 2020 through August 31, 2022.
Peer Group Issuers, Footnote	TSR is determined based on the value of an initial fixed investment of $100. The Peer Group TSR represents the total shareholder return of the SPDR S&P Oil & Gas Exploration & Production ETF (XOP).
(5)Measured in thousands.

Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of Compensation Actually Paid ("CAP"), as defined and calculated under applicable SEC rules, for each CEO and the average for our other NEOs. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs. In accordance with the requirements of Item 402(v) of Regulation S‑K, CAP is based on the Summary Compensation Table ("SCT") pay, as adjusted for the fair market value of equity awards as of December 31, 2023, 2024, and 2025. Our NEOs do not participate in benefit programs requiring an adjustment for pension benefits calculation. The following table provides the adjustments made between SCT pay and CAP:

YEAR	CEO / NEO	AVERAGE SUMMARY COMPENSATION TABLE TOTAL ($)	REMOVE VALUE OF GRANTED EQUITY AWARDS ($)(a)	PRIOR YEAR EQUITY AWARD ADJUSTMENTS ($)(b)	COMPENSATION ACTUALLY PAID ($)
2025	Hickey	11,432,842	(11,432,842)	13,763,416	13,763,416
	Walter	11,432,842	(11,432,842)	13,763,416	13,763,416
	Other NEOs	5,062,429	(4,063,557)	4,589,838	5,588,710
2024	Hickey	–	–	6,769,965	6,769,965
	Walter	–	–	6,769,965	6,769,965
	Other NEOs	3,682,360	(1,798,870)	3,448,118	5,331,608
2023	Hickey	–	–	27,407,632	27,407,632
	Walter	4,297	–	27,407,632	27,411,929
	Other NEOs	3,362,313	(1,956,612)	5,534,517	6,940,218
2022	Hickey	25,512,520	(25,512,520)	33,915,382	33,915,382
	Walter	25,512,520	(25,512,520)	33,915,382	33,915,382
	Smith	21,833,431	(14,495,295)	44,078,149	51,416,285
	Other NEOs	6,674,297	(5,093,653)	15,544,197	17,124,841
2021	Smith	8,677,260	(6,590,088)	40,715,599	42,802,771
	Other NEOs	3,236,810	(2,240,258)	14,881,574	15,878,126
(a)Represents the grant date fair value and average grant date fair value of the equity awards granted to the CEO and NEOs, respectively, each year, as reported in the Stock Awards column of the Summary Compensation Table for the applicable year, calculated in accordance with ASC Topic 718. We do not sponsor or maintain any defined benefit pension plans and therefore, no deduction was made related to pension value.
(b)Reflects the fair value/change in fair value of the awards at year end or upon vesting/forfeiture, computed in accordance with ASC Topic 718.

Non-PEO NEO Average Total Compensation Amount	$ 5,062,429	$ 3,682,360	$ 3,362,313	$ 6,674,297	$ 3,236,810
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,588,710	5,331,608	6,940,218	17,124,841	15,878,126
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the amount of Compensation Actually Paid ("CAP"), as defined and calculated under applicable SEC rules, for each CEO and the average for our other NEOs. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs. In accordance with the requirements of Item 402(v) of Regulation S‑K, CAP is based on the Summary Compensation Table ("SCT") pay, as adjusted for the fair market value of equity awards as of December 31, 2023, 2024, and 2025. Our NEOs do not participate in benefit programs requiring an adjustment for pension benefits calculation. The following table provides the adjustments made between SCT pay and CAP:

YEAR	CEO / NEO	AVERAGE SUMMARY COMPENSATION TABLE TOTAL ($)	REMOVE VALUE OF GRANTED EQUITY AWARDS ($)(a)	PRIOR YEAR EQUITY AWARD ADJUSTMENTS ($)(b)	COMPENSATION ACTUALLY PAID ($)
2025	Hickey	11,432,842	(11,432,842)	13,763,416	13,763,416
	Walter	11,432,842	(11,432,842)	13,763,416	13,763,416
	Other NEOs	5,062,429	(4,063,557)	4,589,838	5,588,710
2024	Hickey	–	–	6,769,965	6,769,965
	Walter	–	–	6,769,965	6,769,965
	Other NEOs	3,682,360	(1,798,870)	3,448,118	5,331,608
2023	Hickey	–	–	27,407,632	27,407,632
	Walter	4,297	–	27,407,632	27,411,929
	Other NEOs	3,362,313	(1,956,612)	5,534,517	6,940,218
2022	Hickey	25,512,520	(25,512,520)	33,915,382	33,915,382
	Walter	25,512,520	(25,512,520)	33,915,382	33,915,382
	Smith	21,833,431	(14,495,295)	44,078,149	51,416,285
	Other NEOs	6,674,297	(5,093,653)	15,544,197	17,124,841
2021	Smith	8,677,260	(6,590,088)	40,715,599	42,802,771
	Other NEOs	3,236,810	(2,240,258)	14,881,574	15,878,126
(a)Represents the grant date fair value and average grant date fair value of the equity awards granted to the CEO and NEOs, respectively, each year, as reported in the Stock Awards column of the Summary Compensation Table for the applicable year, calculated in accordance with ASC Topic 718. We do not sponsor or maintain any defined benefit pension plans and therefore, no deduction was made related to pension value.
(b)Reflects the fair value/change in fair value of the awards at year end or upon vesting/forfeiture, computed in accordance with ASC Topic 718.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Measures
The table below sets forth our most important performance measures used to link “Compensation Actually Paid” for our NEOs to company performance, over the fiscal year ended December 31, 2025. Please see the "Compensation Discussion and Analysis section" above for further information regarding these performance measures and their function in our executive compensation program. The performance measures included in this table are not ranked by relative importance.

IMPORTANT FINANCIAL PERFORMANCE MEASURES
Relative TSR	All‑in Rate of Return	(LOE + Cash G&A) / Boe
Absolute Annualized TSR	Adjusted Free Cash Flow / Share	D&C / ft.
NAV/Share

Total Shareholder Return Amount	$ 1,015	1,041	940	630	399
Peer Group Total Shareholder Return Amount	243	248	251	229	167
Net Income (Loss)	$ 1,098,936	$ 1,250,509	$ 879,703	$ 749,840	$ 138,175
Company Selected Measure Amount	1,643,561	1,358,494	711,384	655,164	206,671
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow / Share
Non-GAAP Measure Description	Adjusted Free Cash Flow is a non‑GAAP financial measure. See Appendix A for a reconciliation of this financial measure to our most directly comparable financial measure calculated in accordance with GAAP.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	All‑in Rate of Return
Measure:: 4
Pay vs Performance Disclosure
Name	(LOE + Cash G&A) / Boe
Measure:: 5
Pay vs Performance Disclosure
Name	AbsoluteAnnualized TSR
Measure:: 6
Pay vs Performance Disclosure
Name	D&C / ft.
Measure:: 7
Pay vs Performance Disclosure
Name	NAV/Share
Hickey [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,432,842	$ 0	$ 0	$ 25,512,520	$ 0
PEO Actually Paid Compensation Amount	$ 13,763,416	$ 6,769,965	$ 27,407,632	$ 33,915,382	$ 0
PEO Name	Hickey	Hickey	Hickey	Hickey	Hickey
Walter [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,432,842	$ 0	$ 4,297	$ 25,512,520	$ 0
PEO Actually Paid Compensation Amount	$ 13,763,416	$ 6,769,965	$ 27,411,929	$ 33,915,382	$ 0
PEO Name	Walter	Walter	Walter	Walter	Walter
Smith [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 0	$ 21,833,431	$ 8,677,260
PEO Actually Paid Compensation Amount	$ 0	$ 0	$ 0	$ 51,416,285	$ 42,802,771
PEO Name	Smith	Smith	Smith	Smith	Smith
PEO | Hickey [Member] | Remove Value of Granted Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,432,842)	$ 0	$ 0	$ (25,512,520)
PEO | Hickey [Member] | Prior Year Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,763,416	6,769,965	27,407,632	33,915,382
PEO | Walter [Member] | Remove Value of Granted Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,432,842)	0	0	(25,512,520)
PEO | Walter [Member] | Prior Year Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,763,416	6,769,965	27,407,632	33,915,382
PEO | Smith [Member] | Remove Value of Granted Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(14,495,295)	$ (6,590,088)
PEO | Smith [Member] | Prior Year Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				44,078,149	40,715,599
Non-PEO NEO | Remove Value of Granted Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,063,557)	(1,798,870)	(1,956,612)	(5,093,653)	(2,240,258)
Non-PEO NEO | Prior Year Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,589,838	$ 3,448,118	$ 5,534,517	$ 15,544,197	$ 14,881,574